Significant Accounting Policies (Details Textual) - segment	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of operating segments	1
Licenses [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Estimated useful life	10 years
Stock Option Plan A [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	3 years
Stock Option Plan C [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	4 years
Tranche 1 [Member] | Equity Incentive Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	2 years
Vesting percentage	50.00%
Tranche 2 [Member] | Equity Incentive Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	3 years
Vesting percentage	50.00%
Board of Directors [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	1 year	1 year